SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Schedule Of Financial Information With Respect To Single Operating Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 72,764	$ 27,864	$ 33,459
Financial income, net	(4,071)	(5,182)	(3,208)
Taxes on income	54	4,522	8,970
Net profit (loss)	35,343	(14,231)	(18,754)
Single Operating Segment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	72,764	27,864	33,459
Preclinical	13,459	15,374	20,948
Clinical R&D expenses	13,554	15,267	10,627
G&A and BD	9,606	9,485	9,320
Financial income, net	(4,070)	(5,182)	(3,215)
Taxes on income	54	4,522	8,970
Other segment expenses	4,818	2,629	5,563
Net profit (loss)	$ 35,343	$ (14,231)	$ (18,754)